Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Carrying Amount and Fair Value of Debt
The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 8.

	December 31,
	2018		2017		2016
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$8,731,731	$8,330,222	$8,742,739	$9,054,277	$1,907,704	$1,912,646
Non-traded debt	283,517	272,689	1,144,185	1,088,630	4,097	3,783

Assets and Liabilities Reported at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities measured on a recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

	Fair Value at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan assets (1)	$52,460	$27,019	$25,441
Liabilities:
Deferred compensation plan liabilities (2)	$62,599	$62,599

(1)
The deferred compensation plan assets consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plans, which are structured as rabbi trusts. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor quotes. The cost basis of the investment funds is $53,719.

(2)
The deferred compensation plan liabilities are the Company’s liabilities under its deferred compensation plans. The liabilities represent the fair value of the participant shadow accounts, and the value is based on quoted market prices in active markets for identical assets.

Classes of Assets and Ranges of Annual Depreciation Rates	The major classes of assets and ranges of annual depreciation rates are:

Buildings	4.0% – 20.0%
Machinery and equipment	10.0% – 20.0%
Furniture and fixtures	6.7% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Changes in the Company's Accrual for Product Warranty Claims
Changes in the Company’s accrual for product warranty claims during 2018, 2017 and 2016, including customer satisfaction settlements during the year, were as follows:

	2018	2017	2016
Balance at January 1	$151,425	$34,419	$31,878
Charges to expense	31,706	39,707	38,954
Settlements	(57,843)	(53,143)	(36,413)
Acquisition, divestiture and other adjustments	(68,221)	130,442
Balance at December 31	$57,067	$151,425	$34,419

Summary of Adjustments and Reclassifications
The table below summarizes the adjustments and reclassifications in the 2017 and 2016 Consolidated Income Statements. In addition, the Inventory Accounting Change reduced previously reported 2017 Inventories, Deferred income taxes and retained earnings by $58,910, $14,595 and $44,315, respectively, and reduced previously reported 2017 segment profit for Performance Coatings and Consumer Brands Groups by $35,722 and $23,188, respectively. Although there were changes to certain captions on the Cash flow statement due to the Inventory Accounting Change, Cash flow from operations was not changed for 2017. The effect of continuing to apply the historical accounting to 2018 would not have been material.

(millions of dollars except per share data)
	Year Ended December 31, 2017				Year Ended December 31, 2016
	Previously Reported	Adoption of ASU 2017-07	Inventory Accounting Change	Adjusted	Previously Reported	Adoption of ASU 2017-07	Adjusted
Cost of goods sold	$8,202.6	$3.5	$58.9	$8,265.0	$5,932.9	$1.4	$5,934.3
Selling, general and administrative expenses	4,785.4	12.2		4,797.6	4,134.5	5.8	4,140.3
Other income	(17.0)	(15.7)		(32.7)	(4.6)	(7.2)	(11.8)
Income from continuing operations before income taxes	1,528.2		(58.9)	1,469.3	1,595.2		1,595.2
Income tax (credit) expense	(285.6)		(14.6)	(300.2)	462.5		462.5
Net income from continuing operations	1,813.8		(44.3)	1,769.5	1,132.7		1,132.7
Net income	$1,772.3		$(44.3)	$1,727.9	$1,132.7		$1,132.7

Diluted net income per share from continuing operations	$19.11		$(.47)	$18.64	$11.99		$11.99
Diluted net income per share	$18.67		$(.47)	$18.20	$11.99		$11.99